Ordinary shares (Details)		1 Months Ended	12 Months Ended
	Dec. 22, 2017 shares	Dec. 31, 2017 shares	Dec. 31, 2019 Vote $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 Vote shares	Dec. 31, 2016 shares
Class of Stock
Conversion of preferred shares to Class A ordinary shares		742,320
Ordinary Shares - Class A
Class of Stock
Ordinary shares, shares authorized			80,000,000	80,000,000
Ordinary shares, par value | $ / shares			$ 0.001	$ 0.001
Ordinary shares, shares outstanding			23,166,092	23,166,092
Conversion of preferred shares to Class A ordinary shares	2,476,190
Ordinary Shares - Class B
Class of Stock
Ordinary shares, shares authorized			20,000,000	20,000,000
Ordinary shares, par value | $ / shares			$ 0.001	$ 0.001
Ordinary shares, shares outstanding			4,820,608	4,820,608
Ordinary shares
Class of Stock
Ordinary shares, shares authorized			100,000,000	100,000,000
Ordinary shares, par value | $ / shares			$ 0.001	$ 0.001
Number of votes per share | Vote			1
Ordinary shares, shares outstanding		26,059,433	28,690,635	27,986,700	26,059,433	13,609,208
Issuance of ordinary shares					2,156,250
Conversion of preferred shares to Class A ordinary shares			410,242		10,268,077
Ordinary shares | Ordinary Shares - Class A
Class of Stock
Number of votes per share | Vote					1
Ordinary shares | Ordinary Shares - Class B
Class of Stock
Number of votes per share | Vote					20
Ordinary shares | Wing Hong Sammy Hsieh
Class of Stock
Conversion of ordinary shares					2,500,580
Ordinary shares | Jian Tang
Class of Stock
Conversion of ordinary shares					2,320,028
Ordinary shares | Initial public offering
Class of Stock
Issuance of ordinary shares		2,156,250
Conversion of preferred shares to Class A ordinary shares		10,268,077
Ordinary shares | 2010 Share Option Plan | Arda Holdings Limited
Class of Stock
Common stock, allotted			627,811
Additional shares allotted			0	0	0